STATEMENT OF CASH FLOWS - USD ($)	1 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended	10 Months Ended
	Mar. 31, 2021	Mar. 31, 2022		Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income	$ (33,039)	$ 147,856		$ (52,180)	$ 2,418,437	$ 6,848,645
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of derivative warrant liabilities	0	(543,870)	[1]	0	(3,705,000)	(10,238,100)
Income on investments held in the Trust Account	0	(16,299)	[1]		(197,512)	(19,054)
Offering costs associated with warrants	0					747,015
Loss upon issuance of private placement warrants	0					1,773,000
General and administrative expenses paid by related parties	50,000	(8,016)		50,950		25,950
Changes in operating assets and liabilities:
Prepaid expenses		105,691			207,031	(422,894)
Due to related party						2,872
Accounts payable	3,089	124,437		23,258	(39,855)	69,855
Accrued expenses	4,925	(24,418)		2,948	529,384	114,565
Net cash provided by (used in) operating activities	24,975	(214,619)		24,976	(687,494)	(1,098,146)
Cash Flows from Investing Activities
Cash deposited in Trust Account						(139,380,000)
Net cash used in investing activities						(139,380,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B ordinary shares to Sponsor						25,000
Repayment of loan to related party						(117,381)
Proceeds received from initial public offering, gross						138,000,000
Proceeds received from private placement						5,910,000
Reimbursement from underwriter						480,000
Offering costs paid						(3,090,250)
Net cash provided by financing activities					179,006	141,207,369
Net change in cash		(214,619)		24,976	(508,488)	729,223
Cash - beginning of the period	0	729,223		0	729,223	0
Cash - end of the period		$ 514,604		24,976	$ 220,735	729,223
Supplemental disclosure of non-cash investing and financing activities:
Offering costs included in accrued expenses	45,600			48,350		85,000
Offering costs paid by related party under promissory note	$ 25,000			$ 91,431		91,431
Deferred underwriting commissions						4,010,000
Fair value adjustment to Class A ordinary shares subject to possible redemption						$ 20,792,717

[1]	This number excludes up to 450,000 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. The underwriter fully exercised its over-allotment option on July 19, 2021; therefore, 450,000 Founder Shares were no longer subject to forfeiture (see Note 5).